STATEMENT OF CASH FLOWS	8 Months Ended
Dec. 31, 2021 USD ($)
Cash Flow from Operating Activities:
Net loss	$ (915,705)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on investments in Trust Account	(22,182)
Changes in operating assets and liabilities
Prepaid insurance	(913,017)
Accrued expenses	(290,616)
Accrued offering costs	(250,000)
Net Cash used in Operating Activities	(2,391,520)
Cash Flow from Investing Activities:
Investments held in Trust Account	(320,993,750)
Net Cash used in Investing Activities	(320,993,750)
Cash Flow from Financing Activities:
Proceeds received from initial public offering, gross	316,250,000
Proceeds from private warrants	14,204,375
Payment of offering costs	(6,307,500)
Net Cash provided by Financing Activities	324,146,875
Net change in cash	761,605
Cash at the beginning of the period
Cash at the end of the period	761,605
Non-Cash Investing and Financing Activities:
Offering costs paid by Sponsor	352,667
Deferred underwriting commissions	11,068,750
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Offering costs included in accrued offering costs	$ 286,145